Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity under all Plans is as follows:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(years)	(in thousands)
Outstanding at December 31, 2012	10,404,703	$17.37	7.5	$57,020
Granted	1,756,630	30.18
Exercised	(3,186,491)	15.12
Forfeited	(474,695)	22.87
Cancelled	(20,885)	23.03

Outstanding at December 31, 2013	8,479,261	$20.49	7.1	$172,921

Granted	972,865	35.50
Exercised	(1,615,116)	15.84
Forfeited	(236,714)	26.66
Cancelled	—	—

Outstanding at December 31, 2014	7,600,296	$23.20	6.8	$57,663

Vested and expected to vest
At December 31, 2013	8,226,494	$20.31	7.1	$169,248
At December 31, 2014	7,433,326	$23.02	6.8	$57,447
Exercisable options
At December 31, 2013	4,583,432	$16.82	6.2	$110,286
At December 31, 2014	5,079,091	$20.06	6.1	$51,494

Weighted Average Grant Date Fair Value of Options and Restricted Stock

The weighted average grant date fair value of the options and restricted stock are summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Per share of options granted	$13.46	$13.81	$12.07
Per share of restricted stock and restricted stock units granted	$36.33	$29.36	$24.88

Restricted Stock Activity Under 2004 Plan and 2011 Plan

A summary of the Company’s restricted stock activity under the 2004 Plan and 2011 Plan is as follows:

Number of Awards Outstanding
Unvested balances at December 31, 2012	806,317
Awards granted	1,658,132
Awards vested	(241,517)
Awards forfeited	(185,037)

Unvested balances at December 31, 2013	2,037,895
Awards granted	1,634,392
Awards vested	(565,733)
Awards forfeited	(251,599)

Unvested balances at December 31, 2014	2,854,955

Estimated Fair Value of Stock Option Grants at Date of Grant using Black-Scholes Option Pricing Model with Weighted Average Assumptions

The fair value of stock option grants has been estimated at the date of grant using the Black–Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	1.62% to 1.78%	0.65% to 1.41%	0.78% to 1.32%
Expected term	4.93 to 5.10 years	5.32 to 5.57 years	5.59 to 5.83 years
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	38.70% to 42.50%	46.90% to 50.80%	50.60% to 55.40%

Total Stock-Based Compensation Expense

The following table summarizes the total stock-based compensation expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Cost of revenue	$881	$847	$2,615	$2,415
Product development	3,931	3,485	10,769	9,589
Sales and marketing	3,152	2,763	9,003	7,868
General and administrative	4,654	5,576	15,100	15,710

Total	$12,618	$12,671	$37,487	$35,582

The following table summarizes the total stock-based compensation expense for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Cost of revenue	$3,245	$3,064	$2,675
Product development	13,174	9,515	5,642
Sales and marketing	10,805	8,488	6,629
General and administrative	21,294	16,820	12,087

	$48,518	$37,887	$27,033